Results of Operations - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Earnings per share [abstract]
Loss for the period attributable to Equity Holders	€ (16,597)	€ (12,667)	€ (15,965)
Weighted average number of shares outstanding	13,942,344		11,942,344
Earnings per share (non-fully diluted) in €	€ (1.19)		€ (1.34)
Outstanding warrants	1,594,156		1,292,380